DESCRIPTION OF BUSINESS (Tables)	6 Months Ended
Jun. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SUMMARY OF SUBSIDIARY INFORMATION

As of June 30, 2022, the Company’s subsidiaries are as follows:

Entity	Date of incorporation	Date of acquisition	Place of incorporation	Percentage of legal ownership by the Company	Principal activities
Huahui Group Stock Limited (“HGSL”)	May 17, 2017	N/A	Seychelles	100%	Holding company
Huahui Group Co., Limited (“HGCL”)	May 29, 2017	N/A	Seychelles	100%	Holding company
Huahui Group (HK) Co., Limited (“HGHK”)	January 4, 2017	April 20, 2018	Hong Kong	100%	Holding company
Huahui (Shenzhen) Education Management Co., Limited (“HEMC”)	March 28, 2017	April 20, 2018	PRC	100%	Holding company
Shenzhen Huahui Shangxing Education Consulting Co., Limited (“HSEC”)	January 5, 2018	May 4, 2018	PRC	100%	Holding company
Zhongdehui (Shenzhen) Education Development Co., Limited (“ZDSE”)	January19, 2016	June 27, 2018	PRC	100%	Holding company
Huahui Technology (HK) Co., Limited (“HTHK”)	March 25, 2020	N/A	Hong Kong	100%	Holding company
Huahui (Shenzhen) Education Technology Co., Ltd (“HETC”)	July 8, 2020	N/A	PRC	100%	Holding company
Huahui Jinming (Shenzhen) Education Technology Co., Limited (“JMET”)	July 8, 2020	N/A	PRC	100%	Holding company
Shenzhen Huahui Media Technology Co., Ltd.(“HHMT”)	August 25, 2020	N/A	PRC	100%	Event planning and production; business planning
Zhongdehui (Guangzhou) Education Consulting Co., Limited (“GZZDH”)	December 28, 2020	N/A	PRC	100%	Educational services
Zhongdehui (Shenyang) Education Consulting Co., Limited (“SYZDH”)	December 29, 2020	N/A	PRC	100%	Educational services
Shenzhen Jiarui Media Co., Limited(SJMC)	June 4, 2021	N/A	PRC	100%	Conference and exhibition planning
Shangdong Yuli Big Data Technology Co., Limited (SDYL)	December 14, 2021	N/A	PRC	80%	Investment holding
Zhongdehui (JiNan) Education Consulting Co., Limited (“JNZDH”)	April 14, 2022	N/A	PRC	100%	Educational services